Shareholder Report, Holdings (Details) - C000094762	Jun. 30, 2026
CMO
Holdings [Line Items]
Percent of Net Asset Value	9.20%
MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	20.80%
CMBS
Holdings [Line Items]
Percent of Net Asset Value	23.00%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.10%
CMBS3137HRVC0
Holdings [Line Items]
Percent of Total Investments	8.10%
MBS Passthrough31385W6L8
Holdings [Line Items]
Percent of Total Investments	53.50%
U.S. Treasury Obligations91282CFV8
Holdings [Line Items]
Percent of Total Investments	38.40%